UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-05506

College and University Facility Loan Trust Two
(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street Boston, MA			02110
(Address of principal executive offices)			(Zip code)

Diana J. Kenneally U.S. Bank Corporate Trust Services One Federal Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 603-6442

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2005 – May 31, 2006

ITEM 1. REPORT TO STOCKHOLDERS.

College and University

Facility Loan Trust Two

Compiled Financial Statements

Six Months Ended May 31, 2006

Accountants’ Compilation Report

To the Owner Trustee of

College and University Facility

Loan Trust Two

We have compiled the accompanying statement of assets and liabilities of College and University Facility Loan Trust Two (the “Trust”), including the schedule of investments, as of May 31, 2006, and the related statements of operations, cash flows, changes in net assets and financial highlights for the six months then ended, in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants. The financial information for the years ended November 30, 2005, 2004, 2003, 2002 and 2001, presented herein for comparative purposes, was audited by other auditors, whose report thereon dated January 30, 2006 expressed an unqualified opinion, except for the effect on the 2005 and 2004 financial statements of accounting for investments under the amortized cost method of accounting as described in Note 2 to the financial statements.

A compilation is limited to presenting in the form of financial statements information that has been obtained from the books and records of the Trust. We have not audited or reviewed the accompanying financial statements or supplemental material and, accordingly, do not express an opinion or any other form of assurance on them. However, we did become aware of a departure from accounting principals generally accepted in the United States of America that is described in the following paragraph.

As disclosed in Note 2 to the financial statements, the Trust is accounting for its investments under the amortized cost method of accounting, adjusted by an allowance for loan losses. Accounting principles generally accepted in the United States of America require that the investments be accounted for under the fair value method of accounting. Accounting for the investments under the fair value method of accounting, based on the Trust’s estimate of fair value as described in Note 8, would result in an increase of approximately $13,294,000 in the recorded value of the investments and an increase in unrealized appreciation of investments of approximately $13,294,000 as of May 31, 2006.

We are not independent with respect to College and University Facility Loan Trust Two.

/s/ BDO Seidman, LLP
Boston, Massachusetts
July 24, 2006

College and University

Facility Loan Trust Two

Statement of Assets and Liabilities

May 31,	2006

Assets:

Investments, at amortized cost, net of allowance for loan losses of $1,232,376 (Notes 1, 2, 6, 7 and 8, and Schedule of Investments)	$62,816,224
Cash	264,277
Interest receivable	569,798
Loans receivable	191,000
Deferred bond issuance costs (Note 2)	176,387
Prepaids	13,750

Total assets	64,031,436

Liabilities:

Bonds payable, net of unamortized discount (Notes 3 and 8)	50,599,805
Interest payable (Note 3)	1,254,379
Accrued expenses and other liabilities	398,152
Distribution payable to Class B certificateholders (Note 5)	1,556,167

Total liabilities	53,808,503

Net Assets:

Class B certificates, par value $1 - authorized, issued and outstanding - 1,763,800 certificates (Note 5)	1,763,800
Accumulated deficit (Notes 2 and 5)	(3,121,836)
Additional paid-in capital (Note 2)	11,580,969

Total net assets	$10,222,933

Net asset value per Class B certificate (based on 1,763,800 certificates outstanding)	$5.80

The accompanying notes are an integral part of these financial statements.

College and University

Facility Loan Trust Two

Statement of Operations

Six months ended May 31,	2006

Investment income:
Interest income (Note 2)	$3,201,765

Expenses:
Interest expense (Notes 2 and 3)	2,423,801
Servicer fees (Note 4)	23,359
Trustee fees (Note 4)	20,119
Other trust and bond administration expenses	145,338

Total expenses	2,612,617

Net investment income	589,148

Reduction in reserve for loan losses (Note 6)	200,000

Net increase in net assets resulting from operations	$789,148

The accompanying notes are an integral part of these financial statements.

College and University

Facility Loan Trust Two

Statement of Cash Flows

Six months ended May 31,	2006

Cash flows from operating activities:
Interest received	$1,570,101
Interest paid	(1,371,452)
Operating expenses paid	18,927

Net cash provided by operating activities	217,576

Cash flows from investing activities:
Net increase in funds held under investment agreements	1,511,233
Principal payments on Loans	4,300,895

Net cash provided by investing activities	5,812,128

Cash flows from financing activities:
Principal repayments on Bonds	(5,853,678)

Net cash used in financing activities	(5,853,678)

Net increase in cash	176,026

Cash, beginning of period	88,251

Cash, end of period	$264,277

Reconciliation of net increase in net assets resulting from operations to net cash provided by operating activities:
Net increase in net assets resulting from operations	$789,148
Provision for loan loss	(200,000)
Decrease in interest receivable	137,006
Increase in prepaid assets	(13,750)
Increase in accrued expenses and other liabilities	221,493
Decrease in Bond interest payable	(117,073)
Amortization of original issue discount on Bonds	1,151,616
Amortization of purchase discount on Loans	(1,768,670)
Amortization of deferred Bond issuance costs	17,806

Net cash provided by operating activities	$217,576

The accompanying notes are an integral part of these financial statements.

College and University

Facility Loan Trust Two

Statement of Changes in Net Assets

(Note 2(f))

	For the
	Six Months
	Ended	Year Ended
	May 31,	November 30,
	2006	2005
	(Unaudited)	(Audited)
From operations:
Net investment income	$589,148	$1,241,230
Reduction in reserve for loan loss	200,000	—

Net increase in net assets applicable to Class B certificateholders resulting from operations	789,148	1,241,230

Capital certificate transactions:
Distributions to Class B certificateholders (Note 5)	(1,556,167)	(776,697)

Net increase (decrease) in net assets	(767,019)	464,533

Net assets:
Beginning of period	10,989,952	10,525,419

End of period	$10,222,933	$10,989,952

The accompanying notes are an integral part of these financial statements.

College and University

Facility Loan Trust Two

Financial Highlights

(Notes 1 and 5)

	For the
	Six Months
	Ended
	May 31,		Years Ended November 30,
	2006		2005		2004		2003		2002		2001
	(Unaudited)		(Audited)
Net asset value, beginning of period	$6.23		$5.97		$6.87		$7.64		$8.53		$9.01

Net investment income	.34		.70		1.20		1.04		1.37		1.15

Provision for loan losses	.11		—		—		—		—		—

Distribution to Class B certificateholders	(.88)		(.44)		(2.10)		(1.81)		(2.26)		(1.63)

Net asset value, end of period	$5.80		$6.23		$5.97		$6.87		$7.64		$8.53

Total investment return (a)	N/A		N/A		N/A		N/A		N/A		N/A

Net assets applicable to Class B certificates, end of period	$10,222,933		$10,989,952		$10,525,419		$12,112,066		$13,478,109		$15,039,698

Ratios and Supplemental Data:

Ratio of operating expenses to average net assets applicable to Class B certificates	49.26	% (b) (c)	54.60	% (b)	71.19	% (b)	66.777	% (b)	70.03	% (b)	69.21	% (b)

Ratio of net investment income to average net assets applicable to Class B certificates	11.11	% (c)	11.54%		18.67%		14.37%		16.97%		13.05%

Number of Class B certificates outstanding, end of period	1,763,800		1,763,800		1,763,800		1,763,800		1,763,800		1,763,800

(a)          The Trust’s investments are recorded at amortized cost as discussed in Note 2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding “Total Investment Return” and has not included information under that heading.

(b)         Excluding interest expense, the ratio of operating expenses to average net assets applicable to Class B Certificates was 3.56%(c), 3.58%, 3.89%, 3.26%, 2.76% and 2.72% in 2006, 2005, 2004, 2003, 2002 and 2001, respectively.

(c)          Annualized.

The accompanying notes are an integral part of these financial statements.

College and University

Facility Loan Trust Two

Notes to Financial Statements

1. Organization and Business

College and University Facility Loan Trust Two (the Trust) was formed on March 11, 1988 as a business trust under the laws of the Commonwealth of Massachusetts by a declaration of trust by the Bank of Boston (the Owner Trustee), succeeded by State Street Bank and Trust Company, succeeded by US Bank (successor Owner Trustee), not in its individual capacity, but solely as Owner Trustee. The Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on May 12, 1988 (the Closing Date) and issued Bonds in four tranches in the aggregate principal amount (at maturity) of $450,922,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by, or previously assigned to, the United States Department of Education (ED) under the College Housing Loan Program or the Academic Facilities Loan Program. The Loans, which have been assigned to J.P. Morgan Trust Company, National Association, as successor in interest to Bank One Trust Company, NA, formerly The First National Bank of Chicago (the Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.18% and a weighted average remaining term to maturity of approximately 18.77 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment contracts (Note 2) as specified in the Indenture.

All payments on the Loans and earnings under the investment agreements and any required transfers from the Expense and Liquidity Funds are deposited to the credit of the Revenue Fund held by the Bond Trustee, as defined within, and in accordance with the Indenture. On each bond payment date, amounts on deposit in the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund Requirement and to fund the Liquidity Fund to the Liquidity Fund Requirement. Any funds remaining in the Revenue Fund on such payment date will be used to further pay down the Bonds to the extent of the maximum principal distribution amount, after which any residual amounts are paid to the certificateholders, as discussed in Note 5.

On the Closing Date, certificates were issued by the Trust to ED as partial payments for the Loans. In December 1989, ED sold, through a private placement, all of its ownership interest in the Trust.

2. Summary of Significant Accounting Policies	(a) College and University Facility Loans

The Loans were purchased and recorded at a discount below par. Pursuant to a “no-action letter” that the Trust received from the Securities and Exchange Commission, the Loans, included in investments in the accompanying statement of assets and liabilities, are being accounted for under the amortized cost method of accounting. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust’s income by applying the Loan’s effective interest rate to the amortized cost of that Loan. When a Loan prepays, the remaining discount is recognized as interest income. The remaining balance of the purchase discount on the Loans as of May 31, 2006 was approximately $21,625,000. As a result of prepayments of Loans in the six months ended May 31, 2006, additional interest income of approximately $68,000 was recognized.

The Trust’s policy is to discontinue the accrual of interest on Loans for which payment of principal or interest is 180 days or more past due or for other such Loans that management believes the collection of interest and principal is doubtful. When a Loan is placed on nonaccrual status, all previously accrued, but uncollected interest is reversed against the current period’s interest income. Subsequently, interest income is generally recognized when received. Payments are generally applied to interest first, with the balance, if any, applied to principal. At May 31, 2006, no loans have been placed on nonaccrual status.

Accounting principles generally accepted in the United States of America (GAAP), requires that the Loans be accounted for under the fair value method of accounting. However, management believes that the amortized cost method of accounting best serves the informational needs of the users of the Trust’s financial statements.

(b) Other Investments

Other investments, which are included in investments in the accompanying statement of assets and liabilities, consist of two investment agreements issued by JP Morgan Chase Bank, bearing fixed rates of interest of 7.05% and 7.75%. These investments may take the form of repurchase agreements (the underlying collateral of which shall be as to form and substance acceptable to each nationally recognized statistical rating agency that rates the Bonds), time deposits or other lawful investments at JP Morgan Chase Bank’s option. These investments are carried at amortized cost. These investment agreements terminate on the earlier of June 1, 2018 or the date on which the Bonds are paid-in-full.

GAAP requires that the investments be accounted for under the fair value method of accounting. However, management believes that the amortized cost method of accounting best serves the informational needs of the users of the Trust’s financial statements.

(c) Federal Income Taxes

It is the Trust’s policy to comply with the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

For tax purposes, the Loans were transferred to the Trust at their face values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

(d) Deferred Bond Issuance Costs

Deferred bond issuance costs are being amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans. When Loan prepayments occur, an additional portion of the deferred issuance costs is expensed in the year the prepayment occurred, so that the future effective interest rate remains unchanged.

(e) Accounting for Impairment of a Loan and Allowance for Loan Losses

The allowance for loan losses is based on the Trust’s evaluation of the level of the allowance required to reflect the risks in the loan portfolio, based on circumstances and conditions known or anticipated at each reporting date.

The methodology for assessing the appropriateness of the allowance consists of a review of the following three key elements:

(1) a valuation allowance for loans identified as impaired,
(2) a formula-based general allowance for the various loan portfolio classifications, and
(3) an unallocated allowance.

A loan is impaired when, based on current information and events, it is probable that the Trust will be unable to collect all amounts due in accordance with the contractual terms of the loan agreement. Loans identified as impaired are further evaluated to determine the estimated extent of impairment.

The formula-based general allowance is derived primarily from a risk-rating model that grades loans based on general characteristics of credit quality and relative risk. As credit quality for individual loans deteriorates, the risk rating and the allowance allocation percentage increases. The sum of these allocations comprise the Trust’s formula-based general allowance.

In addition to the valuation and formula-based general allowance, there is an unallocated allowance. This element recognizes the estimation risks associated with the valuation and formula-based models. It is further adjusted for qualitative factors including, among others, general economic and business conditions, credit quality trends, and specific industry conditions.

There are inherent uncertainties with respect to the final outcome of loans and as such, actual losses may differ from the amounts reflected in the financial statements.

(f) Presentation of Capital Distributions

Capital distributions are accounted for in accordance with the American Institute of Certified Public Accountants Statement of Position (SOP) 93-2, “Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies.”  SOP 93-2 requires the Trust to report distributions that are in excess of tax-basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax basis.

As of November 30, 2005, all tax earnings and profits have been distributed. Accordingly, all accumulated undistributed net investment income has been reclassified to additional paid-in capital. This reclassification results from permanent book and tax differences such as the receipt of tax-exempt interest income on certain Loans, the related interest expense on the Bonds, and the accretion of purchase discount on the Loans. Amounts deducted for the loan loss reserve are not currently deductible for tax purposes and have been reclassified as an accumulated deficit. These reclassifications had no impact on the net investment income or net assets of the Trust.

The Trust expects to have a tax return of capital for the fiscal year ending November 30, 2006; however, the amount cannot be reasonably estimated at May 31, 2006.

(g) Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires us to make estimates, judgments and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities at the date of the financial statements and for the period then ended. On an on-going basis, the Trust evaluates the estimates used, including those related to the allowance for loan losses. The Trust bases its estimates on historical experience, current conditions and various other assumptions that the Trust believes to be reasonable under the circumstances. These estimates form the basis for making judgments about the carrying values of assets and liabilities and are not readily apparent from other sources. These estimates are used to assist the Trust in the identification and assessment of the accounting treatment necessary with respect to commitments and contingencies. Actual results may differ from these estimates under different assumptions or conditions.

The allowance for loan losses is a critical accounting policy that requires estimates and assumptions to be made in the preparation of the Trust’s financial statements. The allowance for loan losses is based on the Trust’s evaluation of the level of the allowance required in relation to the estimated loss exposure in the loan portfolio. The allowance for loan losses is a significant estimate and is therefore regularly evaluated for adequacy by taking into consideration factors such as prior loan loss experience, the character and size of the loan portfolio, business and economic conditions and the Trust’s estimation of future losses. The use of different estimates or assumptions could produce different provisions for loan losses. See Note 2(e) for a detailed description of the Trust’s estimation process and methodology related to the allowance for loan losses.

(h) Loans Receivable

On the Statement of Assets and Liabilities, the investment balances in three loans, that were recently scheduled to mature, were reclassified from Investments to Loans receivable as the final principal payments were not received as of May 31, 2006.

3. Bonds	The Bonds outstanding at May 31, 2006 consist of the following:

	Interest	Stated	Outstanding	Unamortized	Carrying
Type	Rate	Maturity	Principal	Discount	Amount
			(000’s)	(000’s)	(000’s)

Sequential	4.00%	June 1, 2018	$62,719	$12,119	$50,600

Interest on the Bonds is payable semiannually. On December 1, 2005, the Trust made a principal payment of $5,853,678 on the Bonds.

Principal payments on the Bonds will be made prior to the respective stated maturities on each bond payment date in an amount equal to the lesser of either (1) amounts available in the Revenue Fund after certain required payments of interest and principal (at the stated maturity of the Bonds) and administrative expenses after required transfers to the Expense Fund and the Liquidity Fund (such that the amounts on deposit are equal to the Expense Fund Requirement and the Liquidity Fund Requirement, respectively), or (2) the Maximum Principal Distribution Amount, as defined within the Indenture. These principal payments will be applied to each class of Bonds in the order of their stated maturities, so that no payment of principal will be made on the Bonds of any class until all Bonds having an earlier stated maturity have been paid in full.

The estimated aggregate principal payments on the Bonds at May 31, 2006 after taking into consideration actual Loan prepayments, Defaulted Loans and the Maximum Principal Distribution Amount, as defined in the Indenture, are as follows:

Fiscal Year	Amount
(000’s)

2006	$3,819
2007	7,408
2008	6,754
2009	6,410
2010	6,070
Thereafter	32,258

Total	$62,719

Actual Bond principal payments may differ from estimated payments because borrowers may prepay or default on their obligations. The Bonds are not subject to optional redemption by either the Trust or the bondholders.

In the event of negative cash flows, a Liquidity Fund has been established and maintained such that, on or before such payment date, the Liquidity Fund may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust. The original issue discount is being amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans. Accordingly, loan prepayments have the effect of accelerating bond payments. When Bond payments occur sooner than estimated payments, a portion of the original issue discount is expensed in the year of prepayment, so that the future effective interest rate on the Bonds remains unchanged.

4. Administrative Agreements	(a) Servicer

As compensation for the services provided under the servicing agreement, GMAC Commercial Mortgage receives a servicing fee. The fee is earned each date payments are received on each Loan and is equal to 0.075 of 1% of the outstanding principal balance of each Loan divided by the number of payments of principal and interest in a calendar year. For the six months ended May 31, 2006, this fee totaled $23,359.

(b) Trustees

As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

• The Owner Trustee, in its capacities as manager of the Trust and as Owner Trustee, earned fees of $6,250 and $7,500, respectively, for the six months ended May 31, 2006.

•      The Bond Trustee is entitled to an annual fee equal to 0.015 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee. The Bond Trustee is also reimbursed for out-of-pocket expenses in an amount not to exceed 4% of the applicable annual fee. In addition, the Bond Trustee is reimbursed for other agreed-upon related expenses. For the six months ended May 31 2006, total Bond Trustee fees and out-of-pocket expenses amounted to $6,369.

5. Certificates

Holders of each of the Class B certificates receive amounts paid to the Owner Trustee pursuant to the Declaration of Trust on a pro rata basis. On December 1, 2005, no distribution was made to the Class B certificateholders, as the amount available in the Revenue Fund after required payments of interest and administrative expenses and required transfers to the Expense Fund and Liquidity Fund was less than the Maximum Principal Distribution amount. See Note 3.

While the Bonds are outstanding, distributions to the Class B certificateholders are made on the second business day in each June and December (the Distribution Date) and, after the Bonds are paid in full, on the first business day of each calendar month. The certificateholders shall each be entitled to one vote per certificate.

6. Allowance For Loan Losses	An analysis of the allowance for loan losses for the six months ended May 31, 2006 is summarized as follows:

	Balance, beginning of year	$1,432,376
	Reduction in reserve for loan losses	200,000
	Charge-offs	—

	Balance, end of year	$1,232,376

	At May 31, 2006, there were no recorded investments in loans that are considered to be impaired. See Note 2(e) for a discussion of the Trust’s impaired loan accounting policy.

7. Loans	Scheduled principal and interest payments on the Loans as of May 31, 2006, excluding payments for Loans in Default, as defined in the Indenture, are as follows:

		Principal	Interest
	Fiscal year	Payments	Payments	Total
		(000’s)	(000’s)	(000’s)

	2006	$5,574	$1,221	$6,795
	2007	8,323	2,187	10,510
	2008	7,593	1,935	9,528
	2009	7,329	1,698	9,027
	2010	6,763	1,470	8,233
	Thereafter	41,207	5,777	46,984

	Total	$76,789	$14,288	$91,077

Expected payments may differ from contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest on the Loans may vary significantly from the scheduled payments. As of May 31, 2006, there were no Loans in Default.

The following analysis summarize the stratification of the Loan portfolio by type of collateral and institution as of May 31, 2006:

	Number	Amortized
Type of Collateral	of Loans	Cost	%
		(000’s)

Loans secured by a first mortgage	108	$35,748	64.8%
Loans not secured by a first mortgage	43	19,416	35.2

Total Loans	151	$55,164	100.0%

	Number	Amortized
Type of Institution	of Loans	Cost	%
		(000’s)

Private	113	$35,580	64.5%
Public	38	19,584	35.5

Total Loans	151	$55,164	100.0%

The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower’s sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower’s facilities and, in the case of some Loans to public institutions, which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and the diversity of program offerings.

The collateral for Loans that are secured by a mortgage on real estate generally consists of special purpose facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, the Trust’s ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

8. Fair Value of Financial Instruments

Statement of Financial Accounting Standards No. 107, “Disclosures about Fair Value of Financial Instruments,” allows for the use of a wide range of valuation techniques; therefore, it may be difficult to compare the Trust’s fair value information to independent markets or to other fair value information. Accordingly, the fair value information presented below does not purport to represent, and should not be construed to represent, the underlying market value of the Trust’s net assets or the amounts that would result from the sale or settlement of the related financial instruments. Further, as the assumptions inherent in fair value estimates change, the fair value estimates will change.

Current market prices are not available for most of the Trust’s financial instruments since an active market generally does not exist for such instruments. In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its financial instruments using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these items for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the Loans because the prepayment rate on these Loans is not subject to estimate.

The estimated fair value of each category of the Trust’s financial instruments and the related book value presented in the accompanying statement of assets and liabilities as of May 31, 2006 is as follows:

	Amortized
	Cost		Fair Value
	(000’s)		(000’s)

Loans	$53,932	*	$66,370

Investment Agreements:
Revenue Fund	7,468		8,005
Liquidity Fund	1,416		1,735

	$62,816		$76,110

Bonds	$50,600		$59,060

*Net of allowance for loan losses of $1,232,376.

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

May 31, 2006

(Dollar Amounts in Thousands)

Outstanding		Stated		Internal	Amortized
Principal		Interest	Maturity	Rate of	Cost (Notes
Balance	Description	Rate %	Date	Return % (A)	1 and 2)
				(Unaudited)
	COLLEGE AND UNIVERSITY LOANS (85.9%)
	ALABAMA
$1,285	Alabama Agricultural and Mechanical University	3.000	05/01/2018	10.27	$868
1,555	Auburn University	3.000	12/01/2018	9.16	1,067
90	Huntingdon College	3.000	10/01/2008	10.60	81
262	Talladega College	3.000	12/01/2012	10.24	209
645	University of Alabama in Birmingham	3.000	11/01/2008	7.97	599
	CALIFORNIA
134	Azusa Pacific University	3.750	04/01/2015	10.88	98
250	California Polytechnic State University	3.000	11/01/2007	10.05	233
50	California State University	3.000	11/01/2006	8.75	49
745	California State University	3.000	11/01/2013	8.93	600
1,958	California State University	3.000	11/01/2019	8.99	1,370
339	Lassen Junior College District	3.000	04/01/2020	10.27	217
208	Occidental College	3.000	10/01/2019	10.41	134
125	San Diego State University	3.000	11/01/2006	10.04	121
1,120	University Student Co-Operative Association	3.000	04/01/2019	10.70	713
150	West Valley College	3.000	04/01/2009	10.50	130
	COLORADO
300	Regis College (Denver)	3.000	11/01/2012	10.47	236
	DELAWARE
117	Wesley College	3.375	05/01/2013	10.88	92
170	University of Delaware	3.000	11/01/2006	9.08	165
489	University of Delaware	3.000	12/01/2018	8.81	344
	FLORIDA
125	Embry-Riddle Aeronautical University	3.000	09/01/2007	10.64	115
50	Florida Atlantic University	3.000	07/01/2006	10.18	48
80	Florida Institute of Technology	3.000	11/01/2009	10.53	69
130	University of Central Florida	3.000	10/01/2007	10.08	121
1,450	University of Florida	3.000	07/01/2014	10.15	1,081
	GEORGIA
101	Emmanuel College	3.000	11/01/2013	10.45	77
105	LaGrange College	3.000	03/01/2009	11.06	90
287	Mercer University	3.000	05/01/2014	10.58	215
450	Morehouse College	3.000	07/01/2010	10.50	367
1,010	Morris Brown College	2.750-3.750	05/01/2018	10.89	686
646	Paine College	3.000	10/01/2016	10.45	452
	ILLINOIS
525	Concordia College	3.000	05/01/2019	10.65	336
840	Sangamon State University	3.000	11/01/2018	10.12	576

See accompanying accountant's compilation report and notes to financial statements.

Outstanding		Stated		Internal	Amortized
Principal		Interest	Maturity	Rate of	Cost (Notes
Balance	Description	Rate %	Date	Return % (A)	1 and 2)
				(Unaudited)
	INDIANA
$158	Taylor University	3.000	10/01/2012	10.50	$124
501	Taylor University	3.000	10/01/2013	10.49	383
3,060	Vincennes University	3.000	06/01/2023	9.02	1,951
	IOWA
222	Simpson College	3.000	07/01/2016	10.58	154
	KANSAS
40	Fort Hays State University	3.000	10/01/2007	10.08	37
	KENTUCKY
165	Georgetown College	3.000	12/01/2008	10.04	143
355	Georgetown College	3.000	12/01/2009	10.05	297
66	Spalding University	3.000	09/01/2007	10.66	62
222	Transylvania University	3.000	11/01/2010	10.51	186
	LOUISIANA
38	Dillard University	3.000	04/01/2008	11.09	35
15	Louisiana State University	3.000	07/01/2006	8.87	14
	MARYLAND
185	Hood College	3.625	11/01/2014	10.54	142
1,382	Morgan State University	3.000	11/01/2014	10.56	1,022
	MASSACHUSETTS
226	Hampshire College	3.000	07/01/2013	10.75	169
835	Hampshire College	3.000	02/01/2014	10.70	619
142	Brandeis University	3.000	11/01/2011	10.64	115
610	College of the Holy Cross	3.625	10/01/2013	10.60	482
110	College of the Holy Cross	3.000	10/01/2006	10.63	105
2,147	Northeastern University	3.000	05/01/2018	10.53	1,439
248	Springfield College	3.500	05/01/2013	10.67	196
1,813	Tufts University	3.000	10/01/2021	10.39	1,119
465	Wheaton College	3.500	04/01/2013	10.70	358
12	Wheelock College	3.000	05/01/2011	10.23	10
	MICHIGAN
48	Albion College	3.000	10/01/2009	10.56	40
	MINNESOTA
222	College of Saint Thomas	3.000	11/01/2009	10.53	192
435	College of Santa Fe	3.000	10/01/2018	10.43	293
330	MacAlester College	3.000	05/01/2020	10.46	212
	MISSISSIPPI
1,019	Hinds Junior College	3.000	04/01/2013	10.42	797
456	Millsaps College	3.000	11/01/2021	10.34	284
1,165	Mississippi State University	3.000	12/01/2020	9.64	743

See accompanying accountant's compilation report and notes to financial statements.

Outstanding		Stated		Internal	Amortized
Principal		Interest	Maturity	Rate of	Cost (Notes
Balance	Description	Rate %	Date	Return % (A)	1 and 2)
				(Unaudited)
	MISSOURI
$245	Central Missouri State University	3.000	07/01/2007	10.18	$226
176	Drury College	3.000	04/01/2015	10.63	129
216	Drury College	3.000	10/01/2010	10.75	180
71	Southeast Missouri State University	3.000	04/01/2007	10.58	66
	MONTANA
230	Carroll College	3.750	06/01/2014	10.46	174
119	Carroll College	3.000	06/01/2018	10.15	79
	NEW HAMPSHIRE
102	New England College	3.000	04/01/2016	10.77	70
	NEW JERSEY
1,190	Fairleigh Dickinson University	3.000	11/01/2017	10.39	814
395	Newark Beth Israel Hospital	3.625	01/01/2014	11.06	291
1,115	Rider College	3.625	11/01/2013	10.42	874
297	Rider College	3.000	05/01/2017	10.70	201
450	Rutgers, The State University	3.750	05/01/2016	9.19	346
	NEW YORK
705	College of Saint Rose	3.000	05/01/2022	10.43	429
400	Daemen College	3.000	04/01/2016	10.77	275
267	Dowling College	3.000	10/01/2010	10.75	223
749	D’Youville College	3.000	04/01/2018	10.90	487
1,089	Hofstra University	3.000	11/01/2012	10.61	854
281	Long Island University	3.000	11/01/2009	10.69	243
360	Long Island University	3.625	06/01/2014	10.49	270
504	Memorial Hospital for Cancer and Allied Diseases	3.375	04/01/2012	10.68	403
212	Utica College	3.000	11/01/2009	10.53	184
	NORTH CAROLINA
88	Catawba College	3.000	12/01/2009	10.27	73
270	Elizabeth City State University	3.000	10/01/2017	10.02	188
315	Saint Mary’s College	3.000	06/01/2020	10.14	202
145	University of North Carolina	3.000	01/01/2008	9.50	130
5	University of North Carolina	3.000	01/01/2007	9.50	5
	OHIO
31	Rio Grande College	3.000	03/30/2009	10.93	27
133	University of Steubenville	3.125	04/01/2010	10.98	110
480	Wittenberg University	3.000	05/01/2015	10.76	341
170	Wittenberg University	3.000	11/01/2017	10.39	116
15	Wooster Business College	3.000	03/30/2009	10.88	13
	OKLAHOMA
305	Cameron University	3.000	04/01/2007	10.16	283

See accompanying accountant's compilation report and notes to financial statements.

Outstanding		Stated		Internal	Amortized
Principal		Interest	Maturity	Rate of	Cost (Notes
Balance	Description	Rate %	Date	Return % (A)	1 and 2)
				(Unaudited)
	OREGON
$557	George Fox College	3.000	07/01/2018	10.64	$368
59	Linfield College	3.000	10/01/2017	10.44	40
	PENNSYLVANIA
348	Albright College	3.000	11/01/2015	10.23	259
90	Carnegie-Mellon University	3.000	05/01/2009	10.73	78
695	Carnegie-Mellon University	3.000	11/01/2017	10.51	474
720	Drexel University	3.500	05/01/2014	10.53	548
380	Gannon University	3.000	11/01/2011	10.49	309
161	Gannon University	3.000	12/01/2022	10.13	97
145	Lycoming College	3.625	05/01/2014	10.64	110
205	Lycoming College	3.750	05/01/2015	10.62	152
130	Moravian College	3.375	11/01/2012	10.52	104
1,867	Philadelphia College of Art	3.000	01/01/2022	10.62	1,116
355	Saint Vincent College	3.500	05/01/2013	10.86	272
218	Seton Hill College	3.625	11/01/2014	10.53	166
835	Villanova University	3.000	04/01/2019	10.70	532
262	York Hospital	3.000	05/01/2020	10.64	165
	SOUTH CAROLINA
84	Benedict College	3.000	11/01/2006	10.61	81
1,389	Benedict College	3.000	11/01/2020	10.36	883
252	Morris College	3.000	11/01/2009	10.53	218
	SOUTH DAKOTA
145	Dakota Wesleyan University	3.000	10/01/2015	10.46	110
	TENNESSEE
228	Cumberland University	3.000	08/01/2017	10.52	153
143	Hiwassee College	3.000	09/15/2018	10.58	94
	TEXAS
230	Houston Tillotson College	3.500	04/01/2014	10.90	171
138	Southern Methodist University	3.000	10/01/2007	10.61	128
1,570	Southwest Texas State University	3.000	10/01/2015	9.51	1,173
1,107	Stephen F. Austin State University	3.375-3.500	10/01/2012	9.57	905
281	Texas A & I University	3.000	07/01/2009	9.57	246
280	Texas Southern University	3.500	04/01/2013	10.45	217
491	University of Saint Thomas	3.000	10/01/2019	10.41	318
	VERMONT
90	Champlain College	3.000	12/01/2013	10.19	66
1,089	Saint Michael’s College	3.000	05/01/2013	10.60	841
160	Vermont State College	3.000	06/01/2008	9.02	145
165	Vermont State College	3.000	07/01/2014	9.30	127
	VIRGINIA
715	James Madison University	3.000	06/01/2009	10.49	613

See accompanying accountant's compilation report and notes to financial statements.

Outstanding		Stated		Internal	Amortized
Principal		Interest	Maturity	Rate of	Cost (Notes
Balance	Description	Rate %	Date	Return % (A)	1 and 2)
				(Unaudited)
$308	Lynchburg College	3.750	05/01/2015	10.64	$231
450	Lynchburg College	3.000	05/01/2018	10.68	299
208	Mary Baldwin College	3.375	05/01/2012	10.68	167
405	Marymount University	3.000	05/01/2016	10.52	283
2,203	Norfolk State University	3.000	12/01/2021	9.77	1,381
120	Randolph-Macon College	3.000	05/01/2010	10.72	102
318	Saint Paul’s College	3.000	11/01/2014	10.56	239
1,367	Virginia Commonwealth University	3.000	06/01/2011	10.01	1,111
126	Virginia Wesleyan College	3.000	11/01/2009	10.54	111
94	Virginia Wesleyan College	3.000	11/01/2010	10.51	79
	WASHINGTON
174	Seattle University	3.000	11/01/2008	10.55	156
	WEST VIRGINIA
166	Bethany College	3.375	11/01/2012	10.54	135
200	Bethany College	3.000	11/01/2017	10.40	137
285	Bethany College	3.000	11/01/2012	10.40	224
20	Wheeling College	3.000	11/01/2007	10.59	19
	WISCONSIN
274	Carroll College	3.750	03/01/2015	10.93	200
375	Marian College	3.000	10/01/2016	10.45	262
44	Saint Norbert College	3.000	04/01/2007	11.10	41
	DISTRICT OF COLUMBIA
2,175	Georgetown University	3.000	11/01/2020	10.36	1,381
5,665	Georgetown University	4.000	11/01/2020	10.52	3,819
	PUERTO RICO
24	Inter American University of Puerto Rico	3.000	09/01/2007	10.66	22
1,662	Inter American University of Puerto Rico	3.000	01/01/2017	10.94	1,130
929	University of Puerto Rico, Rio Piedras Campus	3.000	06/01/2011	9.39	768
76,789	Total College and University Loans				55,164

	Allowance for Loan Losses				1,232

	Net Loans of the Trust				53,932

	INVESTMENT AGREEMENTS (14.1%)
1,416	JPMorgan Chase Bank - Liquidity Fund	7.750	06/01/2018	7.750	1,416
7,468	JPMorgan Chase Bank - Revenue Fund	7.050	06/01/2018	7.050	7,468
8,884	Total Investment Agreements				8,884
$85,673	Total Investments (100.0%)				$62,816

(A) Represents the rate of return based on the contributed cost and the amortization to maturity.

See accompanying accountant's compilation report and notes to financial statements.

ITEM 2. CODE OF ETHICS

Not applicable to the registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to the registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

 Not applicable to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule is included as part of the report to shareholders filed under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable to the registrant.

ITEM 11. CONTROLS AND PROCEDURES

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

ITEM 12. EXHIBITS

The following exhibits are attached to this Form N-CSR:

(a)

(1) Code of ethics or amendments: not applicable to the registrant.

(2) Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is attached.

(3) Annual Compliance Statement of the Servicer, GMAC Commercial Mortgage Corporation, is attached.

(4) Attestation Report of Independent Accountants, PricewaterhouseCoopers, LLP, is attached.

(5) GMAC reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

(b) Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust Two

By (Signature and Title)	/s/ James Byrnes Vice President

Date	August 4, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James Byrnes Vice President

Date	August 4, 2006